Share Incentive Plan - Schedule of Compensation Expense over the Vesting Period for each Separately Vesting Portion of the Awards (Details) - Share Incentive Plan [Member]
$ / shares in Units, $ in Thousands
12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares
Share Incentive Plan - Schedule of Compensation Expense over the Vesting Period for each Separately Vesting Portion of the Awards (Details) [Line Items]
Number of awards, outstanding	7,635,444	9,510,102
Weighted Average Exercise Price, outstanding	$ 1.72	$ 1.82
Weighted Average Granted Fair Value, outstanding	$ 1.36	$ 1.79
Weighted Average Remaining Contractual Life, outstanding	9 years 1 month 9 days	7 years 5 months 8 days	8 years 4 months 2 days
Aggregate Intrinsic Value, outstanding (in Dollars) | $	$ 26,950	$ 41,218
Number of awards, Options granted		499,114	1,957,208
Weighted Average Exercise Price, Options granted		$ 2.2	$ 2.2
Weighted Average Granted Fair Value, Options granted		$ 4.47	$ 3.56
Weighted Average Remaining Contractual Life, Options granted		9 years 5 months 26 days	9 years 3 months 3 days
Number of awards, Vested but not exercisable		5,400,955	4,980,069
Weighted Average Exercise Price, Vested but not exercisable		$ 1.75	$ 1.59
Weighted Average Granted Fair Value, Vested but not exercisable		$ 1.69	$ 1.15
Weighted Average Remaining Contractual Life, Vested but not exercisable		7 years 3 months 10 days	8 years
Number of awards, Options forfeited/cancelled		(50,116)	(82,550)
Weighted Average Exercise Price, Options forfeited/cancelled		$ 2.3	$ 2.11
Weighted Average Granted Fair Value, Options forfeited/cancelled		$ 5.36	$ 2.68
Weighted Average Remaining Contractual Life, Options forfeited/cancelled		9 years 6 months 3 days	8 years 9 months 14 days
Number of awards, Options exercised
Weighted Average Exercise Price, Options exercised
Weighted Average Granted Fair Value, Options exercised
Number of awards, outstanding		9,959,100	9,510,102
Weighted Average Exercise Price, outstanding		$ 1.83	$ 1.82
Weighted Average Granted Fair Value, outstanding		$ 1.91	$ 1.79
Aggregate Intrinsic Value, outstanding (in Dollars) | $		$ 11,596	$ 41,218